Restatement impact of IFRS 16 (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Balance Sheet
(A) Balance sheet

The Group recognised leased assets on the balance sheet representing the right to use of the underlying assets from the lease contracts. Current and non-current lease liabilities were also recognised for the present value of the lease payments due under the lease contracts. Deferred tax adjustments are due to temporary timing differences arising from the recognition of leased assets and lease liabilities. Shareholders’ equity has been restated to reflect the cumulative impact of IFRS 16 on retained earnings and currency translation adjustment as a result of IFRS 16 restatement of foreign subsidiaries.

	€ million As at 31 December 2018			€ million As at 31 December 2017
Consolidated balance sheet items	As previously reported	Adjustments for IFRS 16	Restated	As previously reported	Adjustments for IFRS 16	Restated
Non-current assets
Property, plant and equipment	10,347	1,741	12,088	10,411	1,859	12,270
Deferred tax assets	1,117	35	1,152	1,085	33	1,118
Other non-current assets	648	(118)	530	557	(116)	441
Total non-current assets	43,975	1,658	45,633	43,302	1,776	45,078

Current assets
Trade and other current receivables	6,485	(3)	6,482	5,222	(3)	5,219
Total current assets	15,481	(3)	15,478	16,983	(3)	16,980
Total assets	59,456	1,655	61,111	60,285	1,773	62,058

Current liabilities
Financial liabilities	3,235	378	3,613	7,968	410	8,378
Total current liabilities	19,772	378	20,150	23,177	410	23,587

Non-current liabilities
Financial liabilities	21,650	1,475	23,125	16,462	1,577	18,039
Deferred tax liabilities	1,923	(23)	1,900	1,913	(25)	1,888
Total non-current liabilities	27,392	1,452	28,844	22,721	1,552	24,273
Total liabilities	47,164	1,830	48,994	45,898	1,962	47,860
Equity
Shareholders’ equity
Other reserves	(15,286)	68	(15,218)	(13,633)	46	(13,587)
Retained profit	26,265	(243)	26,022	26,648	(235)	26,413

	11,572	(175)	11,397	13,629	(189)	13,440

Total equity	12,292	(175)	12,117	14,387	(189)	14,198

Total liabilities and equity	59,456	1,655	61,111	60,285	1,773	62,058

Only impacted lines and key sub-totals are presented in the table above.

Schedule of Income Statement and Statement of Comprehensive Income

	€ million			€ million
	For the year ended 31 December 2018			For the year ended 31 December 2017
	As previously	Adjustments		As previously	Adjustments
Consolidated income statement	reported	for IFRS 16	Restated	reported	for IFRS 16	Restated
Operating profit	12,535	104	12,639	8,857	100	8,957
Finance costs	(591)	(127)	(718)	(556)	(127)	(683)
Profit before taxation	12,383	(23)	12,360	8,153	(27)	8,126
Taxation	(2,575)	3	(2,572)	(1,667)	(3)	(1,670)
Net profit	9,808	(20)	9,788	6,486	(30)	6,456
Attributable to:
Shareholders’ equity	9,389	(20)	9,369	6,053	(30)	6,023

	€ million			€ million
	For the year ended 31 December 2018			For the year ended 31 December 2017
	As previously	Adjustments		As previously	Adjustments
Consolidated statement of comprehensive income	reported	for IFRS 16	Restated	reported	for IFRS 16	Restated
Net profit	9,808	(20)	9,788	6,486	(30)	6,456
Other comprehensive income
Items that may be reclassified subsequently to profit or loss, net of tax:
Currency retranslation gains/(losses)	(861)	22	(839)	(983)	48	(935)

Total comprehensive income	8,615	2	8,617	6,710	18	6,728
Attributable to:
Non-controlling interests	407	—	407	381	—	381
Shareholders’ equity	8,208	2	8,210	6,329	18	6,347

Schedule of Cash Flow Statement
There is no impact on overall cash flows on the Group from the adoption of IFRS 16. However, cash outflows for lease payments have been reclassified from cash flows from operating activities to cash flows used in financing activities.

	€ million			€ million
	For the year ended 31 December 2018			For the year ended 31 December 2017
	As previously	Adjustments		As previously	Adjustments
Consolidated statement of cash flows	reported	for IFRS 16	Restated	reported	for IFRS 16	Restated
Net profit	9,808	(20)	9,788	6,486	(30)	6,456
Taxation	2,575	(3)	2,572	1,667	3	1,670
Net finance costs	481	127	608	877	127	1,004

Operating profit	12,535	104	12,639	8,857	100	8,957
Depreciation, amortisation and impairment	1,747	469	2,216	1,538	487	2,025
Eliminiation of (profits)/losses on disposal	(4,299)	(14)	(4,313)	(298)	—	(298)
Other adjustments	(266)	6	(260)	(153)	—	(153)
Cash flows from operating activities	9,047	565	9,612	9,456	587	10,043

Net cash flows from operating activities	6,753	565	7,318	7,292	587	7,879

Interest paid	(477)	(94)	(571)	(470)	(104)	(574)
Capital element of finance lease rental payments	(10)	10	—	(14)	14	—
Capital element of lease payments	—	(481)	(481)	—	(497)	(497)
Net cash flows (used in)/from financing activities	(11,548)	(565)	(12,113)	(1,433)	(587)	(2,020)

Schedule Impact on Earnings Per Share
Basic and diluted earnings per share have been restated to reflect the restated net profit attributable to shareholders’ equity as per the income statement.

	2018		2017
	As previously		As previously
Combined earnings per share	reported	Restated	reported	Restated
Basic earnings per share	€3.50	€3.49	€2.16	€2.15
Diluted earnings per share	€3.48	€3.48	€2.15	€2.14
Underlying earnings per share	€2.36	€2.35	€2.24	€2.23

	€ million 2018		€ million 2017
	As previously		As previously
	reported	Restated	reported	Restated
Net profit	9,808	9,788	6,486	6,456
Non-controlling interests	(419)	(419)	(433)	(433)

Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share	9,389	9,369	6,053	6,023
Post tax impact of non-underlying items	(3,024)	(3,024)	262	262

Underlying profit attributable to shareholders’ equity – used for underlying earnings per share	6,365	6,345	6,315	6,285

Schedule of Segment Information
Segment information for the Group’s divisions and geographical areas has been restated. Operating profit, underlying operating profit, operating margin and underlying operating margin have been restated to reflect the impact of IFRS 16 adoption on the income statement as follows:

	€ million	€ million	€ million	€ million
	Beauty &	Foods &	Home
Segment information	Personal Care	Refreshment	Care	Total
2018
Operating profit
As previously reported	4,130	7,245	1,160	12,535
Adjustments for IFRS 16	35	42	27	104
Restated	4,165	7,287	1,187	12,639

Underlying operating profit
As previously reported	4,508	3,534	1,317	9,359
Adjustments for IFRS 16	35	42	27	104
Restated	4,543	3,576	1,344	9,463

Depreciation and amortisation
As previously reported	510	773	256	1,539
Adjustments for IFRS 16	176	176	117	469
Restated	686	949	373	2,008

2017
Operating profit
As previously reported	4,103	3,616	1,138	8,857
Adjustments for IFRS 16	37	41	22	100
Restated	4,140	3,657	1,160	8,957

Underlying operating profit
As previously reported	4,375	3,737	1,288	9,400
Adjustments for IFRS 16	37	41	23	100
Restated	4,412	3,778	1,311	9,500

Depreciation and amortisation
As previously reported	488	802	248	1,538
Adjustments for IFRS 16	153	257	77	487
Restated	641	1,059	325	2,025

Regional	€ million Asia/AMET/RUB	€ million The Americas	€ million Europe	€ million Total
2018
Operating profit
As previously reported	4,777	3,586	4,172	12,535
Adjustments for IFRS 16	47	35	22	104
Restated	4,824	3,621	4,194	12,639

Underlying operating profit
As previously reported	4,340	2,694	2,325	9,359
Adjustments for IFRS 16	47	35	22	104
Restated	4,387	2,729	2,347	9,463

2017
Operating profit
As previously reported	3,802	3,086	1,969	8,857
Adjustments for IFRS 16	45	34	21	100
Restated	3,847	3,120	1,990	8,957

Underlying operating profit
As previously reported	4,108	3,063	2,229	9,400
Adjustments for IFRS 16	45	34	21	100
Restated	4,153	3,097	2,250	9,500